Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue from Related Parties	¥ 929,524	$ 145,863	¥ 777,369	¥ 688,307
Cost from Related Parties	980	154	988	660
Public cloud services [Member]
Revenue from Related Parties	905,755	142,133	777,287	688,187
Others [Member]
Revenue from Related Parties	74	12	82	120
Enterprise Cloud Services [Member]
Revenue from Related Parties	¥ 23,695	$ 3,718	¥ 0	¥ 0